Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information	The accounting policies for our segments are the same as those described in the summary of significant accounting policies, except that our Refining segment balance sheet excluded intercompany ROU assets and liabilities for operating leases prior to December 31, 2021 (see Note 1).
The following is a summary of the financial information of our reportable segments reconciled to the amounts reported in the consolidated financial statements.

	Refining	Renewables	Lubricants and Specialty Products	HEP	Corporate, Other and Eliminations (2)	Consolidated Total
	(In thousands)
Year Ended December 31, 2021
Sales and other revenues:
Revenues from external customers	$15,734,870	$—	$2,550,624	$103,646	$2	$18,389,142
Intersegment revenues	623,688	—	9,988	390,849	(1,024,525)	—
	$16,358,558	$—	$2,560,612	$494,495	$(1,024,523)	$18,389,142
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$14,673,062	$—	$1,815,802	$—	$(921,812)	$15,567,052
Lower of cost or market inventory valuation adjustment	$(318,353)	$8,739	$—	$—	$(509)	$(310,123)
Operating expenses	$1,090,424	$55,353	$252,456	$170,524	$(51,279)	$1,517,478
Selling, general and administrative expenses	$127,563	$—	$170,155	$12,637	$51,655	$362,010
Depreciation and amortization	$334,365	$1,672	$79,767	$86,998	$737	$503,539
Income (loss) from operations	$451,497	$(65,764)	$242,432	$224,336	$(103,315)	$749,186
Earnings of equity method investments	$—	$—	$—	$12,432	$—	$12,432
Capital expenditures	$160,431	$510,836	$30,878	$88,336	$22,928	$813,409

Year Ended December 31, 2020
Sales and other revenues:
Revenues from external customers	$9,286,658	$—	$1,792,745	$98,039	$6,201	$11,183,643
Intersegment revenues	252,531	—	10,465	399,809	(662,805)	—
	$9,539,189	$—	$1,803,210	$497,848	$(656,604)	$11,183,643
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$8,439,680	$—	$1,271,287	$—	$(552,162)	$9,158,805
Lower of cost or market inventory valuation adjustment	$82,214	$—	$—	$—	$(3,715)	$78,499
Operating expenses	$988,045	$3,861	$216,068	$147,692	$(55,389)	$1,300,277
Selling, general and administrative expenses	$127,298	$—	$157,816	$9,989	$18,497	$313,600
Depreciation and amortization	$324,617	$—	$80,656	$95,445	$20,194	$520,912
Goodwill and long-lived asset impairment (1)	$241,760	$—	$286,575	$16,958	$—	$545,293
Income (loss) from operations	$(664,425)	$(3,861)	$(209,192)	$227,764	$(84,029)	$(733,743)
Earnings of equity method investments	$—	$—	$—	$6,647	$—	$6,647
Capital expenditures	$152,726	$65,147	$32,473	$59,283	$20,531	$330,160

	Refining	Renewables	Lubricants and Specialty Products	HEP	Corporate, Other and Eliminations (2)	Consolidated Total
	(In thousands)
Year Ended December 31, 2019
Sales and other revenues:
Revenues from external customers	$15,284,110	$—	$2,081,221	$121,027	$220	$17,486,578
Intersegment revenues	312,678	—	11,307	411,750	(735,735)	—
	$15,596,788	$—	$2,092,528	$532,777	$(735,515)	$17,486,578
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)	$12,980,506	$—	$1,580,036	$—	$(642,158)	$13,918,384
Lower of cost or market inventory valuation adjustment	$(119,775)	$—	$—	$—	$—	$(119,775)
Operating expenses	$1,095,488	$—	$231,523	$161,996	$(94,955)	$1,394,052
Selling, general and administrative expenses	$120,518	$—	$168,595	$10,251	$54,872	$354,236
Depreciation and amortization	$309,932	$—	$88,781	$96,706	$14,506	$509,925
Goodwill impairment	$—	$—	$152,712	$—	$—	$152,712
Income (loss) from operations	$1,210,119	$—	$(129,119)	$263,824	$(67,780)	$1,277,044
Earnings of equity method investments	$—	$—	$—	$5,180	$—	$5,180
Capital expenditures	$188,513	$10,489	$40,997	$30,112	$23,652	$293,763

(1)The results of our HEP reportable segment for the year ended December 31, 2020 include a long-lived asset impairment charge attributed to HEP’s logistics assets at our Cheyenne Refinery.
(2)For the year ended December 31, 2020, Corporate and Other includes $14.0 million of decommissioning and other shutdown costs related to our Cheyenne Refinery. In addition, for the year ended December 31, 2020, Corporate and Other includes $11.4 million in other operating costs related to our Cheyenne facility.